Note 2 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Sep. 25, 2020	Jan. 21, 2020	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares			213,831	1,001,948
Research and Development Expense, Total			$ 15,554,171	$ 2,444,459
Upfront Fees for COH and PNP License[Member]
Research and Development Expense, Total			$ 10,513,825
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	2,000